Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows [Abstract]
Net loss from continuing operations	$ (10,121,829)	$ (12,095,765)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Amortization of debt discounts	997,379	1,113,589
Depreciation and amortization	794,838	844,457
Amortization of operating lease right-of-use assets	103,630	99,244
Stock-based compensation related to stock options	801,014	1,251,456
Stock-based compensation related to employee stock issuance	40,000
Stock-based compensation related to third-party vendors		290,560
Gain on change in fair value of derivative liabilities		(3,140,404)
Liquidated damages related to escrow shares		1,222,000
Gain on extinguishment of derivatives		(1,692,232)
Loss on disposal of subsidiary		1,434,392
Gain on sale of asset		(204,081)
Write-offs of fixed assets		221,510
Gain on change in fair value of warrant liabilities	(266,393)	(67,465)
Goodwill impairment charge	1,207,234	2,243,820
Intangible asset impairment charge		438,374
Warrant expense	228,997	484,818
Penalty fee	100,000
Loss on settlement of debt	180,622
Gain on extinguishment of warrant liabilities	(921,422)
Changes in operating assets and liabilities:
Accounts receivable	(1,679,949)	278,807
Prepaid expenses and other current assets	(120,005)	766,828
Accounts payable and accrued liabilities	(413,367)	997,464
Contract liabilities	575,660	314,735
Warrant liabilities
Operating lease liabilities	(100,357)	(113,791)
Net cash used in operating activities of continuing operations	(8,593,948)	(5,311,684)
Net cash provided by (used in) operating activities of discontinued operations	2,468,457	(2,619,989)
Net cash used in operating activities	(6,125,491)	(7,931,673)
Cash flows from investing activities:
Cash received from sale of technology services business unit	9,780,307
Purchase of fixed assets	(13,986)	(20,000)
Cash received in connection with disposal of JTM		50,000
Cash received in connection with sale of AWS PR assets		160,000
Net cash provided by investing activities	9,766,321	190,000
Cash flows from financing activities:
Proceeds from loans payable to related parties		220,000
Repayments of loans payable to related parties	(111,314)
Proceeds from loans payable	3,361,136	6,782,350
Repayments of loans payable	(4,218,030)	(5,776,195)
Proceeds from convertible debentures	596,150	1,635,700
Repayments of convertible debentures	(2,019,649)
Proceeds from issuance of shares	6,768,670	12,885,071
Repayments of factor financing	(8,130,326)	(11,523,415)
Securities Purchase Agreement proceeds		3,500,000
Net cash (used in) provided by financing activities of continuing operations	(3,753,363)	7,723,511
Net cash used in financing activities of discontinued operations		(297,508)
Net cash (used in) provided by financing activities	(3,753,363)	7,426,003
Net decrease in cash	(112,533)	(315,670)
Cash, beginning of year	333,357	649,027
Cash, end of year	220,824	333,357
Supplemental disclosures of cash flow information:
Cash paid for interest	1,241,657	1,777,530
Cash paid for income taxes
Non-cash investing and financing activities:
Common stock issued for conversion of Series D preferred stock		2,945,039
Common stock issued for conversion of Series E preferred stock		235,224
Original issue discounts on loans payable and convertible debentures	58,250	874,117
Common stock issued for conversion of Series A preferred stock		722,098
Right-of-use asset obtained in exchange for lease liability		319,832
Issuance of common stock and warrants upon issuance of debt	90,798	674,378
Issuance of common stock to employee	$ 40,000